CHAPMAN AND CUTLER LLP                                 111 WEST MONROE STREET
                                                      CHICAGO, ILLINOIS 60603


                                  June 12, 2013


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549


         Re:        First Trust Exchange-Traded Fund V


 Ladies and Gentlemen:

      On behalf of First Trust Exchange-Traded Fund V (the "Registrant"), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, Pre-effective Amendment No. 1 to the Registrant's registration statement on Form N-1A (the "Registration Statement"). The Registration Statement relates to First Trust Morningstar Futures Strategy Fund, a series of the Registrant.

      If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3484.

                                          Very truly yours,

                                          CHAPMAN AND CUTLER LLP


                                          By: /s/ Morrison C. Warren
                                              --------------------------------
                                                  Morrison C. Warren

Enclosures